Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000201200 | Government
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000201200 | BNY-BKBP207
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201200 | BNY-BRJLWM8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201200 | BNY-BD09JK0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201200 | BNY-71568QAP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201200 | BNY-BN6RFT9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201200 | BNY-38141W273
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000186813 | BNY-38141W273
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000186813 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000186813 | BNY-92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000186813 | BNY-1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000186813 | BNY-23918KAT5
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000186813 | BNY-57763RAD9
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000186813 | BNY-44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186813 | BNY-35906ABF4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186813 | BNY-629377CQ3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186813 | BNY-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000202360 | Government
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000202360 | BNY-38141W273
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215324 | Financial
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000215324 | BNY-023135CG9
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215324 | BNY-67021CAL1
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215324 | BNY-717081ET6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215324 | BNY-037833ET3
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215324 | BNY-10373QBX7
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215324 | BNY-11271LAC6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215324 | BNY-14913UAJ9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215324 | BNY-87264ACA1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215324 | BNY-035240AQ3
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000186809 | BNY-38141W273
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186809 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000186809 | BNY-90353TAP5
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000186809 | BNY-89236TMK8
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000186809 | BNY-20826FBG0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000186809 | BNY-695114DD7
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186809 | BNY-87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186809 | BNY-161175AZ7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186809 | BNY-444859BY7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186809 | BNY-902494BC6
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000172210 | Government
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000215322 | BNY-38141W273
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215322 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000215322 | BNY-3132DVLY9
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000215322 | BNY-172967LD1
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000215322 | BNY-912810UE6
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000215322 | BNY-606822CL6
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000215322 | BNY-71567PAF7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215322 | BNY-3128X74S0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248475 | CORPORATE BOND
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000248475 | BNY-94988U151
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000248475 | BNY-25746UDT3
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000248475 | BNY-29250NAS4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000248475 | BNY-744320BF8
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000248475 | BNY-26441C501
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248475 | BNY-00206R706
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248475 | BNY-02005NBM1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248475 | BNY-92857WBQ2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248475 | BNY-345370837
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000152548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000152548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000152548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152548 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152549 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000152549 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152549 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152549 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152549 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000152549 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152549 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152549 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000152549 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152549 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152545 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000152545 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152545 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152545 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000152545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000152545 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152545 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000152545 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152545 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000152550 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000152550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000152550 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000152550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152550 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000152551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000152551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000152551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000152551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152551 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152551 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000152552 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000152552 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000152552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000152552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152552 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152552 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000152552 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152552 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152552 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000233873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000233873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000233873 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000233873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000233873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000233873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233873 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190083 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000190083 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000190083 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000190083 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190083 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000190083 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190083 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000190083 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000190083 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190083 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168500 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168500 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000168500 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000168500 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168500 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000168500 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168500 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168500 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000168500 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168500 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000219502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000219502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000219502 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000219502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000219502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219502 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198662 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000198662 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000198662 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198662 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198662 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198662 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000198662 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000198662 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198662 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198662 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000245144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000245144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000245144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000245144 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245144 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000245144 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000245144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245144 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245144 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000228398 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000228398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228398 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000228400 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227134 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000227134 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227134 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000227134 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227134 | Materials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000227134 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000226526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000226526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000226526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000226526 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000226526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226526 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000214554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000214554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000214554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000214554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000214554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214554 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000214553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000214553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000214553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000214553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214553 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000214553 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214553 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000246478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000246478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000246478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000246478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000246478 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246479 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000246479 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246479 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246479 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000246479 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000246479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000246479 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000246479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246479 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000214556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000214556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000214556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000214556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000214556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214556 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238223 | Other
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000238223 | State
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000238223 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000238223 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000238223 | Appropriation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000238223 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238223 | Income Tax Financing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000238223 | School District
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238223 | City
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238223 | Electricity & Public Power
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238223 | Tax Backed District
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238223 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238223 | Prerefunded
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238223 | Farebox (Mass & Rapid Transit)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238223 | Prim & Sec Education
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251207 | Other
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000251207 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000251207 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000251207 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251207 | VRDN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000251207 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251207 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000251207 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000251207 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251207 | City/County Appropriation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000251207 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251207 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251207 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251207 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251207 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251208 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000251208 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000251208 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000251208 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251208 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251208 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251208 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251208 | State GO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251208 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251208 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000251208 | University
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000251208 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251208 | Income Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251208 | Education Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251208 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251209 | Other
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000251209 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251209 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000251209 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000251209 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251209 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251209 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251209 | Airport
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000251209 | State GO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251209 | University
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251209 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251209 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251209 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251209 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251209 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251203 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251203 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251203 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000251203 | VRDN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000251203 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251203 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000251203 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251203 | City/County Appropriation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251203 | State GO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251203 | University
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000251203 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000251203 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251203 | Solid Waste
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251203 | School District Appropriation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251203 | Toll
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254693 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Percent of Net Long Exposure	100.20%
Percent of Net Short Exposure	0.00%
C000254693 | Developed Equity Call Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	22.20%
Percent of Net Short Exposure	22.20%
C000254693 | Developed Equity Put Options
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Percent of Net Long Exposure	19.10%
Percent of Net Short Exposure	3.20%
C000254693 | Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.20%
C000254694 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Percent of Net Long Exposure	98.70%
Percent of Net Short Exposure	0.00%
C000254694 | Developed Equity Call Options
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	9.00%
C000254694 | Developed Equity Put Options
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Percent of Net Long Exposure	29.50%
Percent of Net Short Exposure	8.00%
C000254694 | Cash
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000254695 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	101.20%
Percent of Net Long Exposure	101.20%
Percent of Net Short Exposure	0.00%
C000254695 | Developed Equity Call Options
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	16.90%
C000254695 | Developed Equity Put Options
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Percent of Net Long Exposure	33.80%
Percent of Net Short Exposure	10.40%
C000254695 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	1.70%
C000207250 | BNY-38141W273
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000207250 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000207250 | BNY-83368RCA8
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000207250 | BNY-40428HA51
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000207250 | BNY-3142GR7B0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000207250 | BNY-08661QR15
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000207250 | BNY-51500XQC2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000207250 | BNY-912797NB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000207250 | BNY-91282CJE2
Holdings [Line Items]
Percent of Net Asset Value	0.80%